Long-term Debt - Schedule of Minimum Repayments for Balances Outstanding for Revolving and Term Loan Credit Facilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Long-Term Debt	$ 2,884,514	$ 3,357,841
Term Loan Credit Facilities [Member]
Debt Instrument [Line Items]
2017	211,748
2018	154,307
2019	234,762
2020	186,903
2021	256,446
Thereafter	555,919
Long-Term Debt	1,600,085	1,985,102
Revolving Credit Facilities [Member]
Debt Instrument [Line Items]
2017	104,183
2018	65,923
2019	197,320
2020	53,281
2021	56,416
Thereafter	481,181
Long-Term Debt	$ 958,304	$ 1,057,093